INVESTMENT (Details Narrative) - CAD ($)	1 Months Ended		12 Months Ended
	Nov. 30, 2021	Apr. 30, 2013	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investment
Purchase price		$ 800,000
Impairment loss	$ 15,000	$ 799,999	$ 40,002